INCOME TAXES	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES [Text Block]

10. INCOME TAXES

The Company did not record any income tax provision or benefit for the three months ended March 31, 2026 and 2025. The Company provides for a valuation allowance when it is more likely than not that it will not realize a portion of its deferred tax assets. The Company has established a valuation allowance against the net deferred tax asset due to the uncertainty that enough taxable income will be generated in those taxing jurisdictions to utilize the assets. Therefore, the Company has not reflected any benefit of such deferred tax assets in the accompanying unaudited condensed consolidated interim financial statements.

10.  INCOME TAXES

The Company files a consolidated tax return including Starfighters Space, Inc, Starfighters International, Inc, and Starfighters, Inc. The components of the Company’s provision for income taxes for the years ended December 31, 2025 and 2024 are as follows:

	December 31, 2025	December 31, 2024
Current:
Federal	$-	$-
State	-	-
Total current	-	-
Deferred:
Federal	(3,474,159)	(1,660,843)
State	(909,899)	(434,983)
Total deferred	(4,384,058)	(2,095,826)
Permanent book/tax differences	27,035	482,490
Change in valuation allowance	4,357,023	1,613,336
Total tax benefit	$-	$-

A reconciliation between the effective income tax rate and the federal statutory income tax rate is as follows:

	December 31, 2025	December 31, 2024

Loss before income taxes	$(16,543,616)	$(7,908,777)
Expected recovery at federal rate of 21%	(3,474,159)	(1,660,843)
Expected recovery at state rate of 5.5%	(909,899)	(434,983)
Permanent book/tax differences	27,035	482,490
Change in valuation allowance	4,357,023	1,613,336
Total tax benefit	$-	$-

	December 31, 2025	December 31, 2024

US federal statutory rate	21.0%	21.0%
State rate*	5.5%	5.5%
Effects of:
Amortization of debt discount	-	(6.0%)
Permanent book/tax differences	(0.2%)	-
Valuation allowance	(26.3%)	(20.5%)
	0%	0%

* State taxes in Florida made up the majority (greater than 50%) of the tax effect in this category.

The effective tax rate for 2025 is materially consistent with the prior year comparable period due to the continued full valuation allowance recorded against net deferred tax assets:

Deferred Income Tax

The significant components of the deferred tax assets and liabilities consisted of the following:

	December 31, 2025	December 31, 2024
Deferred tax assets
Net operating loss carryforwards	$5,186,407	$3,852,828
Property, plant and equipment	-	12,794
Convertible debt	-	104,538
Research and experimental expenditures	244,988	-
Stock-based compensation	1,608,433	-
Total deferred tax assets	7,039,828	3,970,327

Deferred tax liabilities
Derivative liabilities	-	(452,344)
Property, plant and equipment	(12,151)	-
Short-term investments	(251)	-
Total deferred tax liabilities	(12,402)	(452,344)

Valuation allowance	(7,027,426)	(3,517,983)

Net deferred tax asset	$-	$-

As of December 31, 2025, the Company had approximately $19,598,000 and $18,662,000, respectively, of federal and state net operating loss carry forwards that carry forward indefinitely. As of December 31, 2024, the Company had approximately $14,539,000 and $14,537,000, respectively, of federal and state net operating loss carry forwards that carry forward indefinitely. Future utilization of the net operating loss carry forwards is subject to certain limitations under Section 382 of the Internal Revenue Code.

In assessing the realizability of deferred tax assets, management considers all positive and negative evidence to determine whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Due to the uncertainty of the Company's ability to realize the benefit of the deferred tax assets, primarily related to the history of cumulative operating losses, the net deferred tax assets are fully offset by a valuation allowance at December 31, 2025 and 2024.

The Company and its subsidiaries file a consolidated U.S. federal income tax return and a consolidated Florida corporate income tax return. The consolidated U.S. federal and Florida income tax returns for tax years 2022 through 2024 remain subject to examination by the applicable taxing authorities. In addition, tax years since inception remain subject to examination to the extent of unutilized net operating loss carryforwards or other tax attributes generated in those years.

The Company has evaluated its income tax positions and has determined that it does not have any uncertain tax positions. The Company will recognize interest and penalties related to any uncertain tax positions through its income tax expense.